Shareholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Shareholders’ Deficit [Abstract]
Schedule of changes in accumulated other comprehensive income (“AOCI”)
Available-for- sale securities
Balance as of January 1, 2022	$—
Other comprehensive income before reclassifications	—
Amounts reclassified from AOCI into interest income	—
Balance as of March 31, 2022	$—
Available-for- sale securities
Balance as of January 1, 2021	$10,173
Other comprehensive income before reclassifications	482
Amounts reclassified from AOCI into interest income	(10,655)
Balance as of March 31, 2021	$—

Available-for- sale securities
Balance as of January 1, 2021	$10,173
Other comprehensive income before reclassifications	—
Amounts reclassified from AOCI into interest income	(10,173)
Balance as of December 31, 2021	$—
Available-for- sale securities
Balance as of January 1, 2020	$98,103
Other comprehensive income before reclassifications	258,314
Amounts reclassified from AOCI into interest income	(346,244)
Balance as of December 31, 2020	$10,173